Warrant Liability - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Percentage of ordinary share capital		1.27%
Fair value of additional warrants grant date	£ 100
Movement during the year		£ (1,006)	£ (716)	£ 54
Warrant [Member]
Disclosure of classes of share capital [line items]
Warrants issued			922,464
Number of warrants outstanding		1,243,908
Warrant [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Exercise price			£ 2.31
Warrant [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Exercise price			£ 3.30
Warrants Issued on May 3, 2019 [member]
Disclosure of classes of share capital [line items]
Warrants issued	321,444
Exercise price	£ 2.95